Deferred Tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	€ 1,894	€ 2,439
Deferred tax liabilities, temporary differences	13	64
Deferred tax assets	1,894	2,439
Deferred tax liabilities	13	64
Total net deferred tax liability / (asset)	1,882	2,375	€ 2,293
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	458	1,067
Deferred tax liabilities, temporary differences	(9)	1
Total net deferred tax liability / (asset)	467	1,066	808
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(344)	(1,124)
Deferred tax liabilities, temporary differences	(1)	56
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	459	580
Deferred tax liabilities, temporary differences	0	4
Total net deferred tax liability / (asset)	459	576	537
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	203	237
Total net deferred tax liability / (asset)	203	237	214
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	1,113	1,448
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	6	231
Deferred tax liabilities, temporary differences	22	3
Total net deferred tax liability / (asset)	€ (17)	€ 228	€ 284